ONEOK PARTNERS (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Related Party Transaction [Line Items]
Total current assets	$ 1,378,447		$ 1,429,684
Net property, plant and equipment	12,553,584		12,571,403
Total investments and other assets	2,135,527		2,137,664
Total assets	16,067,558	$ 15,501,149	16,138,751
Total current liabilities	2,731,974		2,836,701
Long-term debt, excluding current maturities	7,919,826		7,919,996
Total deferred credits and other liabilities	$ 1,946,245		1,953,139
Ownership Interest	41.20%
Common units	41.3
Class B units	73.0
Aggregate Amount Of Common Units Available For Issuance And Sale Under Equity Distribution Agreement	$ 650,000
Remaining Capacity of At The Market Equity Program	$ 138,000
Partnership Agreement1	Cash Distributions - We receive distributions from ONEOK Partners on our common and Class B units and our 2 percent general partner interest, which includes our incentive distribution rights. Under the Partnership Agreement, distributions are made to the partners with respect to each calendar quarter in an amount equal to 100 percent of available cash as defined in the Partnership Agreement. Available cash generally will be distributed 98 percent to limited partners and 2 percent to the general partner. The general partner’s percentage interest in quarterly distributions is increased after certain specified target levels are met during the quarter. Under the incentive distribution provisions, as set forth in the Partnership Agreement the general partner receives: 15 percent of amounts distributed in excess of $0.3025 per unit; 25 percent of amounts distributed in excess of $0.3575 per unit; and 50 percent of amounts distributed in excess of $0.4675 per unit.
Limited Partner [Member]
Related Party Transaction [Line Items]
Total current assets	$ 1,065,745		1,174,245
Net property, plant and equipment	12,447,567		12,462,692
Total investments and other assets	1,828,623		1,832,410
Total assets	15,341,935		15,469,347
Total current liabilities	2,694,531		2,824,376
Long-term debt, excluding current maturities	6,290,952		6,291,307
Total deferred credits and other liabilities	193,797		175,844
Total liabilities	$ 9,179,280		$ 9,291,527
Distribution Declared [Member]
Related Party Transaction [Line Items]
Distribution (in dollars per unit)	$ 0.79
Distribution Made To Member Or Limited Parter Annualized Quarterly Distribution	$ 3.16
Distribution Made to Limited Partner, Distribution Date	May 15, 2017
Distribution Made to Limited Partner, Date of Record	May 01, 2017
Distribution Paid [Member]
Related Party Transaction [Line Items]
Distribution (in dollars per unit)	$ 0.79	$ 0.79
Total distributions paid	$ 333,001	$ 333,001
Distribution Declared [Member]
Related Party Transaction [Line Items]
Distribution (in dollars per unit)	$ 0.79	$ 0.79
Total distributions paid	$ 333,001	$ 333,001
General Partner [Member]
Related Party Transaction [Line Items]
Ownership Interest	2.00%
General Partner [Member] | Distribution Paid [Member]
Related Party Transaction [Line Items]
General partner distributions	$ 6,660	6,660
Incentive distributions	100,538	100,538
Distributions to general partner	107,198	107,198
General Partner [Member] | Distribution Declared [Member]
Related Party Transaction [Line Items]
General partner distributions	6,660	6,660
Incentive distributions	100,538	100,538
Distributions to general partner	$ 107,198	107,198
Limited Partner [Member]
Related Party Transaction [Line Items]
Ownership Interest	39.20%
Limited Partner [Member] | Distribution Paid [Member]
Related Party Transaction [Line Items]
Limited partner distributions to ONEOK	$ 90,323	90,323
Limited partner distributions to noncontrolling interest	135,480	135,480
Limited Partner [Member] | Distribution Declared [Member]
Related Party Transaction [Line Items]
Limited partner distributions to ONEOK	90,323	90,323
Limited partner distributions to noncontrolling interest	$ 135,480	$ 135,480
Issued Under Equity Distribution Agreement [Member]
Related Party Transaction [Line Items]
Partners Capital Account Units Sold Under Equity Distribution Agreement	0.0		0.0